ALLOWANCE FOR EXPECTED CREDIT LOSSES - Disclosure of Significant Increase in Credit Risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) grade	Dec. 31, 2021 GBP (£)
Schedule of Expected Credit Loss [Line Items]
Loans and advances to customers | £	£ 454,899	£ 448,567
1
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	10.00%
2
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	40.00%
3
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	80.00%
4
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	120.00%
5
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	250.00%
6
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	450.00%
7
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	750.00%
8
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	1000.00%
9
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	1400.00%
10
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	2000.00%
11
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	3000.00%
12
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	4500.00%
13
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	9999.00%
14
Schedule of Expected Credit Loss [Line Items]
PD boundary % (in percent)	10000.00%
1 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	5
1 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	4
2 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	5
2 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	5
3 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	6
3 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	6
4 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	7
4 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	7
5 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	8
5 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	8
6 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	9
6 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	9
7 | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	10
7 | Retail – credit cards
Schedule of Expected Credit Loss [Line Items]
Financial assets, SICR grade	10